Intangibles (Narrative) (Details) - EIP Option on Intangible [Member] - USD ($) $ in Thousands	11 Months Ended	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2019	Dec. 31, 2018
Disclosure of detailed information about intangible assets [line items]
Annual option payments	$ 250
Increase in intangible		$ 21,055
Computer Software [Member]
Disclosure of detailed information about intangible assets [line items]
Software costs		$ 195